Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right-of-use assets
a.	Right-of-use assets

Buildings
Cost

Balance at January 1, 2019	$-
Additions	882,670
Balance at December 31, 2019	882,670
Additions	-
Balance at December 31, 2020	$882,670

Accumulated depreciation

Balance at January 1, 2019	$-
Charge for the year	(154,804)
Balance at December 31, 2019	(154,804)
Charge for the year	(265,316)
Balance at December 31, 2020	$(420,120)

Carrying amounts

Carrying amounts at December 31, 2020	$462,550
Carrying amounts at December 31, 2019	$727,866

Lease liabilities
b.	Lease liabilities

Maturity analysis	December 31,	December 31,
	2019	2020
Year 1	$302,551	$293,398
Year 2	302,154	285,243
Year 3 and onwards	212,935	-
Less : Unearned Interest	(62,262)	(25,868)
	$755,378	$552,773

	December 31,	December 31,
	2019	2020
Carrying amounts
Current	$264,543	$271,624
Non-current	490,835	281,149
	$755,378	$552,773

Discount rate for lease liabilities was as follows:

	December 31,	December 31,
	2019	2020
Buildings	6%	6%

Other lease information
d.	Other lease information

	For the year ended December 31
	2019	2020
Expenses relating to short-term leases	$251,549	$107,940
Expenses relating to low-value asset leases	$7,385	$2,732
Total cash outflow for leases	$538,236	$426,288

Summary of lease commitments	All lease commitments with lease terms commencing after the balance sheet dates are as follows:
	December 31,	December 31,
	2019	2020
Lease commitments	$67,935	$2,298